Other Charges - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2022	Jan. 31, 2021
Restructuring charges		$ 66	$ 2,300
Fiscal 2021 Restructuring Plan [Member]
Restructuring charges	$ 2,400